Business Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010 Entity	Aug. 31, 2012	May 31, 2011	Jun. 04, 2012 Interior Systems [Member]	Aug. 31, 2012 E-Car [Member]	Dec. 31, 2012 E-Car [Member]	Aug. 31, 2012 E-Car [Member] Preliminary purchase equation allocation [Member]	Oct. 26, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 Ixetic Verwaltungs GmbH [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash acquired	$ 127,000,000					$ 19,000,000	$ 19,000,000	$ 19,000,000		$ 13,000,000	$ 13,000,000	$ 64,000,000
Cash paid	652,000,000	120,000,000	106,000,000	75,000,000		1,000,000		75,000,000			55,000,000	459,000,000
Interest acquired				27.00%			27.00%			50.00%
Net cash outflow	525,000,000	120,000,000	106,000,000				56,000,000			42,000,000		395,000,000
Purchase intangibles									210,000,000
Goodwill	289,000,000	29,000,000	68,000,000					16,000,000		58,000,000	58,000,000	169,000,000
Number of manufacturing facilities in Brazil	4
Percentage of interest in Wuhu Youth Tongyang Auto Plastic Parts Co., Ltd.					51.00%
Total consideration for the acquisitions	525,000,000	157,000,000	120,000,000					56,000,000			42,000,000	395,000,000
Consideration assumed as debt		37,000,000	14,000,000
Change in non-cash working capital	(129,000,000)	35,000,000	(45,000,000)					(48,000,000)			9,000,000	54,000,000
Increase in fixed assets	501,000,000	95,000,000	69,000,000					87,000,000			30,000,000	186,000,000
Deferred tax assets		6,000,000	4,000,000
Other long-term liabilities	35,000,000	28,000,000	5,000,000
Minority interest	11,000,000	7,000,000	3,000,000					11,000,000
Number of production facilities in Argentina			3
Other assets	94,000,000		40,000,000					9,000,000				68,000,000
Deferred tax liabilities			8,000,000
Company's pro forma consolidated sales	31,500,000,000	30,000,000,000
Losses on acquisition	$ 1,400,000,000	$ 900,000,000